Specific Allowance for Credit Losses (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 INR		Mar. 31, 2011 Retail Loans Auto loans INR		Mar. 31, 2011 Retail Loans Personal loans/Credit card INR		Mar. 31, 2011 Retail Loans Retail business banking INR		Mar. 31, 2011 Retail Loans Other retail INR		Mar. 31, 2011 Wholesale loans INR		Mar. 31, 2011 Unallocated INR
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	$ 533.5		23,760.6		1,066.6		1,650.9		3,632.9		2,859.1		4,610.8		9,940.3
Write-offs	266.0		11,845.8		1,986.0		7,154.6		200.2		1,836.8		668.2
Cash recoveries	253.3	[1]	11,282.8	[1]	1,073.7	[1]	1,352.5	[1]	3,877.5	[1]	4,491.2	[1]	487.9	[1]
Allowance for credit losses	567.2		25,262.3		2,496.2		7,751.4		4,841.6		6,186.1		4,122.8		(135.8)
Allowance for credit losses, end of the period	581.4		25,894.3		503.1		895.2		4,396.8		2,717.2		7,577.5		9,804.5
Allowance for credit losses:
Allowance individually evaluated for impairment	170.1		7,577.5										7,577.5
Allowance collectively evaluated for impairment	191.2		8,512.3		503.1		895.2		4,396.8		2,717.2
Loans:
Loans individually evaluated for impairment	213.4		9,502.9										9,502.9
Loans collectively evaluated for impairment	$ 250.6		11,159.5		982.6		1,304.9		5,126.2		3,745.8

[1]	Does not include the recoveries against write off cases amounting to Rs 4,357.6 million.